The HIBERNIA FUNDS
Hibernia Capital Appreciation Fund - Class A Shares and Class B Shares

Hibernia Louisiana Municipal Income Fund - Class A Shares and Class B Shares

Hibernia Mid Cap Equity Fund - Class A Shares and Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund - Class A Shares and Class B Shares

Hibernia U.S. Treasury Money Market Fund

(Portfolios of Hibernia Funds)

Supplement to the Prospectus dated October 31, 2004
------------------------------------------------------------------------------

   Effective September 1, 2005, Hibernia Corporation, the parent company of
             Hibernia National Bank, was acquired by Capital One.

On page 42 of the Prospectus, under the section entitled, "Who Manages the Funds", please delete the first sentence of the second paragraph and replace it with the following:

      "Hibernia National Bank is a national bank organized in 1933
      ("Hibernia")."


                                                             September 1, 2005

Investment Company Act File No. 811-5536
Cusip 428661102
Cusip 428661201
Cusip 428661508
Cusip 428661862
Cusip 428661607
Cusip 428661706
Cusip 428661805
Cusip 428661888
Cusip 428661300
Cusip 428661409
Cusip 428661870 (9/05)
Edgewood Services, Inc., Distributor of the Funds



The HIBERNIA FUNDS
Hibernia Capital Appreciation Fund - Class A Shares and Class B Shares

Hibernia Louisiana Municipal Income Fund - Class A Shares and Class B Shares

Hibernia Mid Cap Equity Fund - Class A Shares and Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund - Class A Shares and Class B Shares

Hibernia U.S. Treasury Money Market Fund

(Portfolios of Hibernia Funds)

Supplement to the Statement of Additional Information (SAI) dated October 31,
2004
------------------------------------------------------------------------------

   Effective September 1, 2005, Hibernia Corporation, the parent company of
             Hibernia National Bank, was acquired by Capital One.

On page 2 of the SAI under the section entitled, "How are the Funds Organized?", please delete the last sentence of the second paragraph and replace it with the following:

      "The Funds' investment adviser is Hibernia Asset Management L.L.C. (the "Adviser" or "Hibernia")."


On page 31 of the SAI, under the section entitled, "Investment Adviser", please add the following after the third paragraph:

      "On September 1, 2005, Capital One Financial Corporation (the "Company"), acquired Hibernia Corporation, the parent company of the Adviser. The Company is a diversified financial services company whose subsidiaries market a variety of financial products and services to consumers. The principal subsidiaries are Capital One Bank, which offers credit card products and deposit products, Capital One, F.S.B., which offers consumer and commercial lending and consumer deposit products, Capital One Auto Finance, Inc. which offers automobile and other motor vehicle financing products, and Hibernia National Bank, which offers a full range of commercial and retail banking services. Capital One Services, Inc., another subsidiary of the Company, provides various operating, administrative and other services to the Company and its subsidiaries. The Company became a financial holding company on May 27, 2005. As of June 30, 2005, the Company had 48.9 million accounts and $83.0 billion in managed consumer loans outstanding and was one of the largest providers of MasterCard and Visa credit cards in the United States."


                                                             September 1, 2005

Investment Company Act File No. 811-5536
Cusip 428661102
Cusip 428661201
Cusip 428661508
Cusip 428661862
Cusip 428661607
Cusip 428661706
Cusip 428661805
Cusip 428661888
Cusip 428661300
Cusip 428661409
Cusip 428661870
33550 (9/05)
Edgewood Services, Inc., Distributor of the Funds